Income taxes	12 Months Ended
Mar. 31, 2013
Income taxes

21. Income taxes

Income tax expense is comprised of the following:

	Years ended March 31,
	2011		2012		2013		2013
	(In millions)
Current income tax expense	Rs.	22,905.4	Rs.	26,743.1	Rs.	35,848.5	US$	657.5
Deferred income tax (benefit) expense*		(1,207.1)		(1,950.0)		(4,881.7)		(89.5)
Interest on income tax refund		0		(964.4)		(1,126.7)		(20.7)

Income tax expense**	Rs.	21,698.3	Rs.	23,828.7	Rs.	29,840.1	US$	547.3

*	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 919.1 million, Rs. 805.1 million and Rs.747.7 million for fiscals March 31, 2011, March 31, 2012 and March 31, 2013, respectively.
**	Does not include the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs. 2,402.1 million, Rs. 782.3 million and Rs.3,771.9 million for fiscals March 31, 2011, March 31, 2012 and March 31, 2013, respectively.

The following is the reconciliation of estimated income taxes at the Indian statutory income tax rate to income tax expense as reported:

	Years ended March 31,
	2011		2012		2013		2013
	(In millions)
Net income before taxes	Rs.	63,225.6	Rs.	73,836.7	Rs.	91,974.8	US$	1,687.0
Effective statutory income tax rate		33.22%		32.45%		32.45%		32.45%
Expected income tax expense		21,002.0		23,956.3		29,841.2		547.3
Adjustments to reconcile expected income tax to actual tax expense
Interest on income tax refund		0		(651.5)		(761.1)		(14.0)
Permanent differences:
Stock-based compensation		1,132.0		1,268.6		1,471.0		27.0
Income exempt from taxes		(650.4)		(981.9)		(593.5)		(10.9)
Effect of change in statutory tax rate		106.2		136.7		0		0
Other, net		108.5		100.5		(117.5)		(2.1)

Income tax expense	Rs.	21,698.3	Rs.	23,828.7	Rs.	29,840.1	US$	547.3

The tax effects of significant temporary differences are as follows:

	As of March 31,
	2012		2013		2013
	(In millions)
Tax effect of:
Deductible temporary differences:
Allowance for loan losses	Rs.	6,198.2	Rs.	9,576.1	US$	175.6
Unrealized loss on securities available for sale		3,553.4		0		0
Investments, others		693.0		927.1		17.0
Employee benefits		1,942.1		2,135.8		39.2
Others		2,432.0		2,943.0		54.0

Deferred tax asset		14,818.7		15,582.0		285.8

Taxable temporary differences:
Property and equipment		822.6		749.4		13.7
Loan origination cost		1,108.5		1,276.2		23.4
Derivatives		121.9		232.8		4.3
Unrealized gain on securities available for sale		0		92.0		1.7
Intangible assets		1,321.8		574.1		10.5

Deferred tax liability		3,374.8		2,924.5		53.6

Net deferred tax (asset) liability	Rs.	(11,443.9)	Rs.	(12,657.5)	US$	(232.2)

Management believes that the realization of the recognized deferred tax assets is more likely than not based on expectations as to future taxable income. The major income tax jurisdiction for the Bank is India.

The total unrecognized tax benefit as on March 31, 2012 and March 31, 2013 is Rs.691.3 million and Rs.648.3 million, respectively. A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	Year ended March 31,
	2012		2013		2013
	(In millions)
Opening balance	Rs.	691.3	Rs.	691.3	US$	12.7
Increase/(decrease) related to prior year tax positions		0		(43.0)		(0.8)

Closing balance	Rs.	691.3	Rs.	648.3	US$	11.9

The Bank’s total unrecognized tax benefits, if recognized, would reduce the tax provisions by Rs.648.3 million as of March 31, 2013 and thereby would affect the Bank’s effective tax rate.

Significant changes in the amount of unrecognized tax benefits within the next 12 months cannot be reasonably estimated as the changes would depend upon the progress of tax examinations with various tax authorities.

The Bank’s policy is to include interest and penalties related to gross unrecognized tax benefits within the provision for income taxes. For the years ended March 31, 2011, March 31, 2012 and March 31, 2013, no amount was charged as interest and penalty cost to the income statement. The open tax years (first assessment by the tax authorities) is pending from fiscal 2011 onwards.